Cover Document	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 10, 2023
Entity Registrant Name	OMNICELL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-33043
Entity Tax Identification Number	94-3166458
Entity Address, Address Line One	4220 North Freeway
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76137
City Area Code	877
Local Phone Number	415-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Security Exchange Name	NASDAQ
Trading Symbol	OMCL
Entity Emerging Growth Company	false